Segment information (Details)	12 Months Ended
	Dec. 31, 2023 CHF (SFr) segment	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Segments
Number of segments | segment	1
Collaborative research funding	SFr 1,612,953	SFr 1,422,438	SFr 2,916,308
Grants earned	29,881		218,330
Other service income	4,235	22,521	18,667
Revenue and other operating income	1,647,069	1,444,959	3,153,305
Long-lived assets	407,280	453,089
Operating costs	11,928,368	21,965,166	18,659,222
Capital expenditure	6,842	581	31,549
Switzerland
Segments
Long-lived assets	406,946	452,732
Operating costs	11,912,110	21,933,056	18,619,123
United States of America
Segments
Operating costs	11,890	27,513	33,016
France
Segments
Long-lived assets	334	357
Operating costs	4,368	4,597	7,083
Indivior PLC
Segments
Revenue and other operating income	1,612,953	1,422,438	2,916,308
Eurostars/Innosuisse
Segments
Revenue and other operating income	29,881		218,330
Other counterparties
Segments
Revenue and other operating income	SFr 4,235	SFr 22,521	SFr 18,667